Impairment charges / (reversals)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Impairment charges / (reversals)
15 Impairment charges / (reversals)

Impairment charges / (reversals) comprise:	2021	2020	2019

Impairment charges on financial assets, excluding receivables	52	291	133

Impairment reversals on financial assets, excluding receivables	(98)	(29)	(73)

Impairment charges and reversals on non-financial assets and receivables	60	128	109

Total	15	391	169

Impairment charges on financial assets, excluding receivables, from:	2021	2020	2019

Shares	3	42	7

Debt securities and money market instruments	9	162	50

Loans	40	87	76

Total	52	291	133

Impairment reversals on financial assets, excluding receivables, from:	2021	2020	2019

Shares	(8)	-	-

Debt securities and money market instruments	(30)	(26)	(67)

Loans	(55)	(2)	(5)
Other	(4)	(1)	(1)

Total	(98)	(29)	(73)

Impairment charges on financial assets in 2020 were mainly driven by Americas impairments on public fixed income holdings, primarily in the energy sector, as a consequence of the weakening demand related to the nationwide lockdown due to COVID-19.
Impairment charges on non-financial assets and receivables in 2020 amount to EUR 128 million and are mainly related to a valuation allowance due to the ongoing rehabilitation process of a reinsurer of Aegon Americas for EUR 68 million and the impairment of an associate company of Aegon the Netherlands for EUR 17 million.
Impairment charges/(reversals) on non-financial assets and receivables in 2019 amounted to EUR 109 million and were mainly related to a write-off of VOBA and DPAC amounting to EUR 76 million as a result of a liability adequacy test (LAT) deficit in Aegon the Netherlands. Refer to note 34 “Insurance contracts” for further details on the LAT impact. In addition, 2019 included the dilution of the capital injections in India (ALIC) of EUR 10 million and impairments to software in the Netherlands of EUR 9 million.
For more details on impairments on financial assets, excluding receivables, refer to note 4 Financial risks.